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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-13873________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $ 135,848
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-____________		Forum Securities (UK) Ltd
     ___    28-14127_______		FSX Securities Canada, Inc.

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                         COLUMN 8
          COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5    COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------            -------- --------- -------- -------------------- ---------- -------- --------------------
                              TITLE OF            VALUE    SHRS OR        PUT/ INVESTMENT OTHER
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)  PRN AMT SH/PRN CALL DISCRETION MANAGERS SOLE    SHARED  NONE
----------------------------  -------- --------- -------- -------- ------ ---- ---------- -------- ------ -------  ----

ALEXANDRIA REAL ESTATE EQUITY	COM	015271109     685    9,937 	SH	SOLE		       		    9,937
AMERICAN CAMPUS COMMUNITIES	COM	024835100     735   17,512 	SH	SOLE		       		   17,512
AVALONBAY COMMUNITIES INC	COM	053484101   1,195    9,148 	SH	SOLE		       		    9,148
BOSTON PROPERTIES INC		COM	101121101   1,712   17,186 	SH	SOLE		       		   17,186
CAMDEN PROPERTY TRUST		COM	133131102   1,010   16,220 	SH	SOLE		       		   16,220
DIGITAL REALTY TRUST INC	COM	253868103   1,022   15,330 	SH	SOLE		       		   15,330
DUKE REALTY CORP		COM	264411505     579   48,040 	SH	SOLE		       		   48,040
EQUITY ONE INC			COM	294752100     458   27,000 	SH	SOLE		       		   27,000
EQUITY RESIDENTIAL		COM	29476L107   1,841   32,278 	SH	SOLE		       		   32,278
ESSEX PROPERTY TRUST INC	COM	297178105     990    7,046 	SH	SOLE		       		    7,046
FEDERAL REALTY INVS TRUST	COM	313747206   1,084   11,943 	SH	SOLE		       		   11,943
GLIMCHER REALTY TRUST		COM	379302102     778   84,531 	SH	SOLE		       		   84,531
HCP INC				COM	40414L109   1,407   33,965 	SH	SOLE		       		   33,965
HEALTH CARE REIT INC		COM	42217K106   1,171   21,470 	SH	SOLE		       		   21,470
HOST HOTELS & RESORTS INC	COM	44107P104     737   49,916 	SH	SOLE		       		   49,916
KILROY REALTY CORP		COM	49427F108     799   20,978 	SH	SOLE		       		   20,978
KIMCO REALTY CORP		COM	49446R109     709   43,686 	SH	SOLE		       		   43,686
MACERICH CO/THE			COM	554382101     982   19,401 	SH	SOLE		       		   19,401
PROLOGIS INC			COM	74340W103   1,196   41,834 	SH	SOLE		       		   41,834
PUBLIC STORAGE			COM	74460D109   2,220   16,509 	SH	SOLE		       		   16,509
SIMON PROPERTY GROUP INC	COM	828806109   3,228   25,035 	SH	SOLE		       		   25,035
SL GREEN REALTY CORP		COM	78440X101     949   14,237 	SH	SOLE		       		   14,237
STARWOOD HOTELS & RESORTS	COM	85590A401     674   14,042 	SH	SOLE		       		   14,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101     279   34,172 	SH	SOLE		       		   34,172
TANGER FACTORY OUTLET CENTER	COM	875465106     944   32,211 	SH	SOLE		       		   32,211
VENTAS INC			COM	92276F100   1,472   26,707 	SH	SOLE		       		   26,707
VORNADO REALTY TRUST		COM	929042109   1,248   16,241 	SH	SOLE		       		   16,241



ALEXANDRIA REAL ESTATE EQUITY	COM	015271109   1,106   16,034 	SH	OTHER	    1		  16,034
AMERICAN CAMPUS COMMUNITIES	COM	024835100   3,333   79,424 	SH	OTHER	    2		  53,782   25,642
AVALONBAY COMMUNITIES INC	COM	053484101   5,572   42,665 	SH	OTHER	    2		  27,803   14,862
BOSTON PROPERTIES INC		COM	101121101   6,583   66,086 	SH	OTHER	    2		  47,858   18,228
CAMDEN PROPERTY TRUST		COM	133131102   4,734   76,060 	SH	OTHER	    2		  49,377   26,683
DIGITAL REALTY TRUST INC	COM	253868103   4,249   63,722 	SH	OTHER	    2		  43,612   20,110
DOUGLAS EMMETT INC		COM	25960P109     334   18,315 	SH	OTHER	    1		  18,315
DUKE REALTY CORP		COM	264411505   2,515  208,638 	SH	OTHER	    2		 130,998   77,640
EQUITY ONE INC			COM	294752100   1,528   90,000 	SH	OTHER	    2		  61,000   29,000
EQUITY RESIDENTIAL		COM	29476L107   3,682   64,565 	SH	OTHER	    1		  64,565
ESSEX PROPERTY TRUST INC	COM	297178105   4,003   28,488 	SH	OTHER	    2		  20,299   8,189
FEDERAL REALTY INVS TRUST	COM	313747206   3,710   40,885 	SH	OTHER	    2		  30,304   10,581
GLIMCHER REALTY TRUST		COM	379302102   2,666  289,752 	SH	OTHER	    2		 192,520   97,232
HCP INC				COM	40414L109   2,798   67,544 	SH	OTHER	    1		  67,544
HEALTH CARE REIT INC		COM	42217K106   3,955   72,541 	SH	OTHER	    2		  49,317   23,224
HIGHWOODS PROPERTIES INC	COM	431284108     265    8,939 	SH	OTHER	    1		   8,939
HOST HOTELS & RESORTS INC	COM	44107P104   2,720  184,172 	SH	OTHER	    2		 140,367   43,805
KILROY REALTY CORP		COM	49427F108   2,940   77,230 	SH	OTHER	    2		  54,607   22,623
KIMCO REALTY CORP		COM	49446R109   1,253   77,128 	SH	OTHER	    1		  77,128
LASALLE HOTEL PROPERTIES	COM	517942108     243   10,056 	SH	OTHER	    1		  10,056
MACERICH CO/THE			COM	554382101   3,897   77,005 	SH	OTHER	    2		  52,739   24,266
PROLOGIS INC			COM	74340W103   4,370  152,856 	SH	OTHER	    2		 115,240   37,616
PUBLIC STORAGE			COM	74460D109   8,230   61,207 	SH	OTHER	    2		  43,830   17,377
REGENCY CENTERS CORP		COM	758849103     215   5,720 	SH	OTHER	    1		   5,720
SIMON PROPERTY GROUP INC	COM	828806109  11,243   87,190 	SH	OTHER	    2		  64,376   22,814
SL GREEN REALTY CORP		COM	78440X101   4,088   61,336 	SH	OTHER	    2		  43,916   17,420
STARWOOD HOTELS & RESORTS	COM	85590A401   2,411   50,245 	SH	OTHER	    2		  33,203   17,042
SUNSTONE HOTEL INVESTORS INC	COM	867892101   1,318  161,702 	SH	OTHER	    2		 100,039   61,663
TANGER FACTORY OUTLET CENTER	COM	875465106   2,968  101,232 	SH	OTHER	    2		  78,790   22,442
TAUBMAN CENTERS INC		COM	876664103     517   8,314 	SH	OTHER	    1		   8,314
VENTAS INC			COM	92276F100   6,216  112,739 	SH	OTHER	    2		  79,587   33,152
VORNADO REALTY TRUST		COM	929042109   2,082   27,091 	SH	OTHER	    1		  27,091
